Segment Information - Long Lived Assets by Geographic Region (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Geographic data for long-lived assets	$ 253	$ 246	$ 258
Canada [Member]
Segment Reporting Information [Line Items]
Geographic data for long-lived assets			1
China [Member]
Segment Reporting Information [Line Items]
Geographic data for long-lived assets	18	17	14
Brazil [Member]
Segment Reporting Information [Line Items]
Geographic data for long-lived assets	12	14	14
Poland [Member]
Segment Reporting Information [Line Items]
Geographic data for long-lived assets	28	29	26
Other Countries [Member]
Segment Reporting Information [Line Items]
Geographic data for long-lived assets	13	9	10
Total Other Countries [Member]
Segment Reporting Information [Line Items]
Geographic data for long-lived assets		69	65
United States [Member]
Segment Reporting Information [Line Items]
Geographic data for long-lived assets	$ 182	$ 177	$ 193